Angel Oak High Yield Opportunities ETF
Schedule of Investments
April 30, 2026 (Unaudited)

CORPORATE OBLIGATIONS - 87.1%	Par	Value
Basic Materials - 7.3%
Capstone Copper Corp., 6.75%, 03/31/2033 (a)	$100,000	$101,836
Celanese US Holdings LLC, 7.38%, 02/15/2034	520,000	544,811
Century Aluminum Co., 6.88%, 08/01/2032 (a)	530,000	549,314
Cleveland-Cliffs, Inc., 7.63%, 01/15/2034 (a)	1,100,000	1,111,967
Consolidated Energy Finance SA
5.63%, 10/15/2028 (a)	200,000	190,250
12.00%, 02/15/2031 (a)	700,000	718,375
CVR Partners LP / CVR Nitrogen Finance Corp., 6.13%, 06/15/2028 (a)	540,000	540,054
First Quantum Minerals Ltd., 7.25%, 02/15/2034 (a)	1,560,000	1,605,031
Mercer International, Inc., 5.13%, 02/01/2029	750,000	300,682
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)	1,050,000	1,081,155
Novelis Corp., 4.75%, 01/30/2030 (a)	350,000	335,546
Olin Corp., 6.63%, 04/01/2033 (a)	600,000	595,138
Taseko Mines Ltd., 8.25%, 05/01/2030 (a)	1,040,000	1,090,020
		8,764,179

Communications - 5.1%
Cars.com, Inc., 6.38%, 11/01/2028 (a)	500,000	491,862
CMG Media Corp., 8.88%, 06/18/2029 (a)	250,000	222,992
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 07/01/2032 (a)	880,000	817,168
CSC Holdings LLC, 5.50%, 04/15/2027 (a)	100,000	84,438
Cumulus Media New Holdings, Inc., 8.00%, 07/01/2029 (a)(b)	509,000	75,077
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 10.00%, 02/15/2031 (a)	1,410,000	1,468,148
Gen Digital, Inc., 6.25%, 04/01/2033 (a)	560,000	546,048
Gray Media, Inc., 5.38%, 11/15/2031 (a)	1,000,000	781,955
Lamar Media Corp., 4.88%, 01/15/2029	280,000	278,403
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030 (a)	550,000	535,500
SV RNO Property Owner 1, LLC, 5.88%, 03/01/2031 (a)	270,000	265,086
Univision Communications, Inc., 4.50%, 05/01/2029 (a)	570,000	544,234
		6,110,911

Consumer, Cyclical - 10.9%
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (a)	530,000	542,433
American Axle & Manufacturing, Inc., 7.75%, 10/15/2033 (a)	1,120,000	1,094,187
Caesars Entertainment, Inc., 4.63%, 10/15/2029 (a)	1,180,000	1,139,623
Champ Acquisition Corp., 8.38%, 12/01/2031 (a)	1,040,000	1,098,218
Cinemark USA, Inc., 7.00%, 08/01/2032 (a)	1,060,000	1,096,231
Clarios Global LP / Clarios US Finance Co., 6.75%, 09/15/2032 (a)	1,120,000	1,146,342
FirstCash Holdings, Inc., 6.13%, 05/01/2034 (a)(c)	125,000	124,809
FirstCash, Inc., 4.63%, 09/01/2028 (a)	560,000	550,907
Goodyear Tire & Rubber Co., 6.63%, 07/15/2030	810,000	802,314
K Hovnanian Enterprises, Inc., 8.38%, 10/01/2033 (a)	540,000	543,022
Lithia Motors, Inc., 3.88%, 06/01/2029 (a)	610,000	584,929
NCL Corp. Ltd., 6.25%, 09/15/2033 (a)	560,000	542,377
New Flyer Holdings, Inc., 9.25%, 07/01/2030 (a)	550,000	593,829
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	520,000	543,707
Penn Entertainment, Inc., 6.75%, 04/01/2031 (a)	550,000	545,768
Resideo Funding, Inc., 6.50%, 07/15/2032 (a)	540,000	545,641
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 04/01/2032	520,000	536,304
Viking Cruises Ltd., 5.88%, 10/15/2033 (a)	1,080,000	1,083,279
		13,113,920

Consumer, Non-cyclical - 12.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)	1,030,000	1,054,866
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032 (a)	250,000	259,947
B&G Foods, Inc., 8.00%, 09/15/2028 (a)	400,000	396,940
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	270,000	272,881
Chobani Holdco LLC, 6.38%, 04/15/2034 (a)	130,000	132,724
Concentra Health Services, Inc., 6.88%, 07/15/2032 (a)	600,000	622,525
DaVita, Inc., 6.88%, 09/01/2032 (a)	780,000	805,608
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)	530,000	546,244
EquipmentShare.com, Inc., 8.63%, 05/15/2032 (a)	770,000	817,598
Fiesta Purchaser, Inc., 9.63%, 09/15/2032 (a)	800,000	829,337
Hertz Corp.
12.63%, 07/15/2029 (a)	600,000	566,025
Series 2023-3A, Class D, 9.43%, 02/25/2028 (a)	250,000	254,179
Medline Borrower LP, 5.25%, 10/01/2029 (a)	830,000	826,473
Molina Healthcare, Inc., 6.25%, 01/15/2033 (a)	830,000	829,608
Performance Food Group, Inc., 4.25%, 08/01/2029 (a)	500,000	485,109
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	1,140,000	1,073,558
Post Holdings, Inc., 6.38%, 03/01/2033 (a)	1,090,000	1,090,279
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	500,000	495,238
Simmons Foods, Inc., 4.63%, 03/01/2029 (a)	1,110,000	1,071,703
Sotheby's/Bidfair Holdings, Inc., 5.88%, 06/01/2029 (a)	500,000	477,191
Synergy Infrastructure Holdings LLC, 7.88%, 12/01/2030 (a)	520,000	547,250
Upbound Group, Inc., 6.38%, 02/15/2029 (a)	550,000	543,946
US Foods, Inc., 7.25%, 01/15/2032 (a)	260,000	270,766
VT Topco, Inc., 8.50%, 08/15/2030 (a)	1,070,000	1,096,439
		15,366,434

Diversified - 0.5%
Stena International SA, 7.25%, 01/15/2031 (a)	625,000	635,899

Energy - 13.5%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 8.63%, 06/15/2029 (a)	780,000	816,037
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (a)	530,000	547,125
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/2033 (a)	100,000	102,792
Borr IHC Ltd. / Borr Finance LLC, 10.38%, 11/15/2030 (a)	261,602	274,732
Bristow Group, Inc., 6.75%, 02/01/2033 (a)	260,000	264,721
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 02/15/2031 (a)	1,040,000	1,102,803
Caturus Energy LLC, 7.13%, 05/15/2031 (a)	100,000	100,401
Comstock Resources, Inc., 5.88%, 01/15/2030 (a)	1,110,000	1,075,815
CVR Energy, Inc., 7.88%, 02/15/2034 (a)	1,100,000	1,104,033
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	1,040,000	1,095,345
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)	530,000	544,395
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/2029 (a)	270,000	269,972
Howard Midstream Energy Partners LLC, 6.63%, 01/15/2034 (a)	530,000	539,452
Kinetik Holdings LP, 5.88%, 06/15/2030 (a)	250,000	250,983
Kodiak Gas Services LLC, 6.50%, 10/01/2033 (a)	580,000	593,593
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (a)	500,000	506,464
PBF Holding Co. LLC / PBF Finance Corp., 7.88%, 09/15/2030 (a)	570,000	584,582
SunCoke Energy, Inc., 4.88%, 06/30/2029 (a)	1,170,000	1,079,631
Sunoco LP, 7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (a)	530,000	549,157
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 03/15/2034 (a)	1,070,000	1,093,889
TransMontaigne Partners LLC, 8.50%, 06/15/2030 (a)	250,000	258,884
USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 03/15/2029 (a)	520,000	537,591
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	2,440,000	2,414,936
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/2029 (a)	530,000	545,778
		16,253,111

Financial - 22.0%
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.25%, 04/15/2030 (a)	500,000	477,425
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032 (a)	150,000	156,780
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/2029 (a)	510,000	542,736
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (a)	950,000	781,660
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	820,000	818,799
Encore Capital Group, Inc., 6.63%, 04/15/2031 (a)	540,000	549,164
EZCORP, Inc., 7.38%, 04/01/2032 (a)	760,000	805,342
Freedom Mortgage Holdings LLC, 7.88%, 04/01/2033 (a)	2,210,000	2,156,322
GGAM Finance Ltd., 5.88%, 03/15/2030 (a)	810,000	817,995
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (a)	1,100,000	1,117,117
goeasy Ltd.
4.38%, 05/01/2026 (a)	500,000	500,000
6.88%, 02/15/2031 (a)	1,200,000	997,761
HA Sustainable Infrastructure Capital, Inc., 7.13% to 11/15/2031 then 5 yr. CMT Rate + 3.48%, 11/15/2056	540,000	545,305
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	1,040,000	1,068,965
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 6.63%, 10/15/2031 (a)	600,000	587,372
Jefferson Capital Holdings LLC, 8.25%, 05/15/2030 (a)	780,000	816,692
LD Holdings Group LLC, 6.13%, 04/01/2028 (a)	400,000	345,776
Millrose Properties, Inc., 6.38%, 08/01/2030 (a)	530,000	537,157
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031	500,000	358,761
OneMain Finance Corp., 7.13%, 11/15/2031	1,070,000	1,085,685
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	1,070,000	1,075,615
PennyMac Financial Services, Inc., 6.75%, 02/15/2034 (a)	830,000	804,065
PHH Corp., 9.88%, 11/01/2029 (a)	820,000	828,761
Phoenix Aviation Capital Ltd., 9.25%, 07/15/2030 (a)	1,610,000	1,644,451
PRA Group, Inc., 5.00%, 10/01/2029 (a)	870,000	826,473
Provident Funding Associates LP / PFG Finance Corp., 9.75%, 09/15/2029 (a)	790,000	824,610
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 04/01/2032 (a)	260,000	266,952
Rocket Cos., Inc., 7.13%, 02/01/2032 (a)	1,050,000	1,085,968
Starwood Property Trust, Inc., 5.75%, 01/15/2031 (a)	540,000	540,147
Stonebriar ABF Issuer LLC, 8.13%, 12/15/2030 (a)	260,000	273,245
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)	1,060,000	1,096,628
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC, 6.50%, 02/15/2029 (a)	820,000	806,270
UWM Holdings LLC, 6.25%, 03/15/2031 (a)	580,000	538,270
Velocity Commercial Capital LLC, 9.38%, 02/15/2031 (a)	260,000	269,179
Walker & Dunlop, Inc., 6.63%, 04/01/2033 (a)	540,000	537,337
		26,484,785

Industrial - 11.4%
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (a)	530,000	538,034
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/2033 (a)	790,000	822,172
Axon Enterprise, Inc., 6.25%, 03/15/2033 (a)	530,000	544,189
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)	790,000	823,197
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032 (a)	530,000	539,020
Builders FirstSource, Inc., 6.75%, 05/15/2035 (a)	1,060,000	1,071,797
Clydesdale Acquisition Holdings, Inc., 6.75%, 04/15/2032 (a)	560,000	527,322
Coherent Corp., 5.00%, 12/15/2029 (a)	540,000	534,547
Enerflex, Inc., 6.88%, 01/15/2031 (a)	530,000	546,280
Esab Corp., 5.63%, 04/01/2031 (a)	270,000	273,161
FTAI Aviation Investors LLC, 5.88%, 04/15/2033 (a)	540,000	537,569
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (a)	260,000	266,433
Knife River Corp., 7.75%, 05/01/2031 (a)	520,000	541,732
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (a)	1,120,000	1,071,746
Quikrete Holdings, Inc., 6.75%, 03/01/2033 (a)	530,000	537,778
Reworld Holding Corp., 4.88%, 12/01/2029 (a)	570,000	547,730
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029 (a)	290,000	283,920
Seaspan Corp., 5.50%, 08/01/2029 (a)	600,000	574,000
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031 (a)	1,040,000	1,089,548
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	530,000	535,658
Stonepeak Nile Parent LLC, 7.25%, 03/15/2032 (a)	520,000	544,462
Trinity Industries, Inc., 7.75%, 07/15/2028 (a)	100,000	102,707
Trivium Packaging Finance BV, 12.25%, 01/15/2031 (a)	490,000	534,611
Urban One, Inc., 7.63%, 04/01/2031 (a)	122,000	51,018
XPO, Inc., 7.13%, 06/01/2031 (a)	260,000	269,344
		13,707,975

Technology - 1.9%
Amkor Technology, Inc., 5.88%, 10/01/2033 (a)	530,000	533,543
CACI International, Inc., 6.38%, 06/15/2033 (a)	370,000	378,770
Unisys Corp., 10.63%, 01/15/2031 (a)	970,000	844,152
Zebra Technologies Corp., 6.50%, 06/01/2032 (a)	530,000	540,639
		2,297,104

Utilities - 1.8%
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033 (a)	540,000	542,091
NRG Energy, Inc., 6.25%, 11/01/2034 (a)	500,000	506,140
Vistra Operations Co. LLC, 6.88%, 04/15/2032 (a)	520,000	543,077
VoltaGrid LLC, 7.38%, 11/01/2030 (a)	520,000	539,961
		2,131,269
TOTAL CORPORATE OBLIGATIONS (Cost $106,129,517)		104,865,587

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 4.7%	Par	Value
Bellemeade Re Ltd.
Series 2024-1, Class B1, 9.20% (30 day avg SOFR US + 5.55%), 08/25/2034 (a)	500,000	521,616
Series 2025-1, Class B1, 8.70% (30 day avg SOFR US + 5.05%), 10/25/2035 (a)	500,000	517,453
Citigroup Mortgage Loan Trust, Inc., Series 2024-1, Class B5, 6.62%, 07/25/2054 (a)(d)	1,016,000	836,275
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.83%, 08/25/2050 (a)(d)	642,679	576,708
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class B5, 6.78%, 07/25/2054 (a)(d)	1,160,000	969,950
Radnor RE Ltd., Series 2024-1, Class B1, 8.80% (30 day avg SOFR US + 5.15%), 09/25/2034 (a)	500,000	520,593
Rate Mortgage Trust, Series 2024-J1, Class B5, 6.42%, 07/25/2054 (a)(d)	929,000	717,824
New Residential Mortgage Loan Trust, Series 2015-1A, Class B6, 5.14%, 05/28/2052 (a)(d)	1,224,944	1,028,083
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $5,793,121)		5,688,502

ASSET-BACKED SECURITIES - 3.3%	Par	Value
Automobile - 1.6%
Exeter Automobile Receivables Trust, Series 2022-2A, Class E, 6.34%, 10/15/2029 (a)	200,000	193,639
Lobel Automobile Receivables Trust, Series 2026-1, Class E, 8.37%, 01/15/2031 (a)	250,000	239,462
Prestige Auto Receivables Trust, Series 2024-1A, Class E, 7.94%, 04/15/2031 (a)	500,000	501,917
Research-Driven Pagaya Motor Asset Trust
Series 2025-3A, Class E, 11.09%, 02/27/2034 (a)	500,000	501,807
Series 2026-R1A, Class D, 7.72%, 07/25/2034 (a)	250,000	246,755
Strike Acceptance Auto Funding Trust, Series 2023-1A, Class A, 8.00%, 05/15/2026 (a)	223,894	224,805
		1,908,385

Consumer - 1.7%
ACHD Trust
Series 2025-DS1, Class B, 9.38%, 01/09/2034 (a)	250,000	252,901
Series 2025-DS1, Class C, 11.33%, 01/09/2034 (a)	250,000	251,158
AMCR ABS Trust, Series 2026-A, Class C, 9.84%, 05/18/2033 (a)	250,000	255,160
Oportun Financial Corp., Series 2026-A, Class E, 9.38%, 01/09/2034 (a)	250,000	249,560
Pagaya AI Debt Selection Trust
Series 2025-6, Class E, 8.48%, 04/15/2033 (a)	199,982	199,115
Series 2025-8, Class E, 9.57%, 07/15/2033 (a)	249,914	250,047
Series 2025-R2, Class D, 5.80%, 10/15/2032 (a)	123,957	123,226
Series 2025-R2, Class E, 9.34%, 10/15/2032 (a)	310,336	227,342
Series 2026-1, Class E, 9.23%, 09/15/2033 (a)	250,000	248,222
		2,056,731
TOTAL ASSET-BACKED SECURITIES (Cost $3,962,815)		3,965,116

COMMON STOCKS - 0.2%	Shares	Value
Energy - 0.2%
Enviva Escrow (e)(f)	400,000	0
Enviva LLC (f)	14,555	291,100
TOTAL COMMON STOCKS (Cost $502,758)		291,100

SHORT-TERM INVESTMENTS - 2.9%	Shares	Value
Money Market Funds – 2.9%
First American Government Obligations Fund - Class U, 3.60% (g)	3,436,618	3,436,618
TOTAL SHORT-TERM INVESTMENTS (Cost $3,436,618)		3,436,618

TOTAL INVESTMENTS - 98.2% (Cost $119,824,829)		118,246,923
Other Assets in Excess of Liabilities - 1.8%		2,119,816
TOTAL NET ASSETS - 100.0%		$120,366,739

Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of April 30, 2026, the value of these securities total $107,898,037 or 89.6% of the Fund’s net assets.

(b)	Issuer is currently in default and not accruing income.
(c)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2026.

(e)
As of April 30, 2026, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5 under the Investment Company Act of 1940 The value of these securities amounted to $0 or 0.0% of net assets. Value determined using significant unobservable inputs.

(f)	Non-income producing security. Income is not being accrued.
(g)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities. Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including, but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter (“OTC”) markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short-term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps, and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker-dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of April 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$–	$104,865,587	$–	$104,865,587
Residential Mortgage-Backed Securities	–	5,688,502	–	5,688,502
Asset-Backed Securities	–	3,965,116	–	3,965,116
Common Stocks	–	291,100	0	291,100
Short-Term Investments	3,436,618	–	–	3,436,618
Total	$3,436,618	$114,810,305	$0	$118,246,923

See the Schedule of Investments for further disaggregation of investment categories. Level 3 holdings as of April 30, 2026, are immaterial and no further quantitative information about Level 3 Fair Value Measurements has been included.